Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
Columbia Tax-Exempt Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 12,819	$ 12,085	$ 12,088	$ 13,277	$ 12,524	$ 12,156	$ 11,384	$ 11,123	$ 11,191	$ 10,441
Columbia Tax-Exempt Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 12,867	12,135	12,145	13,341	12,589	12,234	11,454	11,197	11,250	10,469
Columbia Tax-Exempt Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 12,826	12,108	12,119	13,314	12,566	12,213	11,435	11,180	11,236	10,462
Columbia Tax-Exempt Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 11,814	11,233	11,343	12,552	11,951	11,705	11,062	10,907	11,047	10,380
Columbia Tax-Exempt Fund (Advisor Class)
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 12,826	12,098	12,119	13,304	12,566	12,204	11,435	11,180	11,236	10,462
Columbia Tax-Exempt Fund (Class A)
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 12,193	11,524	11,568	12,734	12,042	11,719	11,002	10,778	10,853	10,126
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,762	$ 12,301	$ 12,188	$ 13,095	$ 12,678	$ 12,033	$ 11,214	$ 11,104	$ 11,075	$ 10,356